Short-term Investments - Summary of Short Term Investments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Marketable Securities [Line Items]
Trading debt investments	¥ 65,108	$ 10,217	¥ 5,187
Available-for-sale debt investments			44,084
Total Short-term investments	65,108	$ 10,217	49,271
Cost Or Amortized Cost
Marketable Securities [Line Items]
Trading debt investments	63,741		4,883
Available-for-sale debt investments			42,355
Total Short-term investments	63,741		47,238
Gross unrealized holding gains
Marketable Securities [Line Items]
Trading debt investments	1,367		304
Total Short-term investments	¥ 1,367		304
Gross unrealized gains
Marketable Securities [Line Items]
Available-for-sale debt investments			1,729
Total Short-term investments			¥ 1,729